SHARE-BASED COMPENSATION (Share Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted-average exercise price	$ 1.58	$ 1.57	$ 1.53
Number outstanding	4,048,973	4,539,838	5,144,133
Number exercisable	4,027,921
Scheme III [Member]
Weighted-average exercise price	$ 0.01
Number outstanding	211
Number exercisable	211
Weighted-average remaining contractual life	11 months 1 day
Intrinsic value	$ 1.73
Scheme V [Member]
Weighted-average exercise price	$ 2.53
Number outstanding	229,468
Number exercisable	229,468
Weighted-average remaining contractual life	2 years 9 months 4 days
Intrinsic value
Scheme VI [Member]
Weighted-average exercise price	$ 3.73
Number outstanding	260,554
Number exercisable	260,554
Weighted-average remaining contractual life	3 years 5 months 1 day
Intrinsic value
Scheme IX [Member]
Weighted-average exercise price	$ 1.54
Number outstanding	1,000,000
Number exercisable	1,000,000
Weighted-average remaining contractual life	4 years 10 months 20 days
Intrinsic value	$ 0.20
Scheme X [Member]
Weighted-average exercise price	$ 1.54
Number outstanding	1,424,782
Number exercisable	1,424,782
Weighted-average remaining contractual life	5 years 4 months 13 days
Intrinsic value	$ 0.20
Scheme XI [Member]
Weighted-average exercise price	$ 1.54
Number outstanding	333,917
Number exercisable	333,917
Weighted-average remaining contractual life	4 years 7 months 6 days
Intrinsic value	$ 0.20
Scheme XII [Member]
Weighted-average exercise price	$ 1.54
Number outstanding	69,875
Number exercisable	69,875
Weighted-average remaining contractual life	5 years 10 months 17 days
Intrinsic value	$ 0.20
Scheme XIII [Member]
Weighted-average exercise price	$ 0.68
Number outstanding	730,166
Number exercisable	709,114
Weighted-average remaining contractual life	6 years 11 months 1 day
Intrinsic value	$ 1.06